Going Concern and Management's Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Liquidation Basis Of Accounting Abstract [Abstract]
Going Concern and Management’s Plans

The accompanying unaudited condensed consolidated financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. Since inception, the Company has incurred, and continues to incur, significant losses from operations. The Company has funded its operations primarily through external investor financing arrangements and has raised funds in 2017 and 2016, including:

·	On July 18, 2017 the Company closed a public offering of 18,164,195 units at $0.40 per unit, and 6,835,805 pre-funded units at $0.39 per pre-funded unit, raising gross proceeds of approximately $10 million and net proceeds of approximately $8.8 million (the "July 2017 Public Offering"). jVen Capital, LLC, a Delaware limited liability company ("jVen Capital") was one of the investors participating in the offering. jVen Capital is an affiliate of Evan Jones, the Company's Chairman of the Board and Chief Executive Officer. Each unit included one twenty-fifth of a share of common stock and one common warrant to purchase one twenty-fifth of a share of common stock at an exercise price of $10.625 per share. Each pre-funded unit included one pre-funded warrant to purchase one twenty-fifth of a share of common stock for an exercise price of $0.25 per share, and one common warrant to purchase one twenty-fifth of a share of common stock at an exercise price of $10.625 per share. The common warrants are exercisable immediately and have a five-year term from the date of issuance. Approximately $1 million of the gross proceeds was used to repay the outstanding Bridge Financing Notes (as defined below) in July 2017. Four million pre-funded warrants were exercised in July 2017 (see Note 11 "Subsequent events").

·	In early June 2017, the Company commenced a restructuring of its operations to improve efficiency and reduce its cost structure. To date, we have achieved a reduction in operating expenses of approximately 25-30 percent. The restructuring plans anticipate that the Company will consolidate operations for FDA-cleared and CE marked products and research and development activities for the Acuitas Rapid Test in Gaithersburg, Maryland, and reduce the size of its commercial organization while the Company works to complete the development of its Acuitas Rapid Test and Acuitas Lighthouse Knowledgebase products and services in development.

·	On May 31, 2017, the Company entered into a Note Purchase Agreement with jVen Capital, under which jVen Capital agreed to provide bridge financing in an aggregate principal amount of up to $1,500,000 to the Company in up to three separate tranches of $500,000 (each, a "Bridge Financing Note" and collectively, the "Bridge Financing Notes"). The interest rate on each Bridge Financing Note was ten percent (10%) per annum (subject to increase upon an event of default). The Bridge Financing Notes were prepayable by the Company at any time without penalty, and had a maturity date of September 30, 2017, which could be accelerated upon the closing of a qualified financing (any equity or debt financing that raised net proceeds of $5 million or more). The Bridge Financing Notes were contingently convertible at the option of the holder upon an event of default into shares of the Company's convertible Series B preferred stock. In connection with the issuance of Bridge Financing Notes, in June and July 2017, the Company issued jVen Capital stock purchase warrants to acquire 5,633 shares with an exercise price of $19.50 per share, and warrants to acquire 6,349 shares with an exercise price of $17.25 per share. The Company drew down on two of three Bridge Financing Notes during June and July, and repaid such outstanding Bridge Financing Notes in full upon the closing of the July 2017 Public Offering.

·	As a condition to the receipt of the bridge financing, the Company issued the Second Amended & Restated Senior Secured Promissory Note (the "A&R MGHIF Note") to Merck Global Health Innovation Fund, LLC ("MGHIF"), which extended the maturity date of the promissory note from, July 14, 2017 to July 14, 2018. In return for MGHIF's consent to such extension, the Company increased the interest rate of the A&R MGHIF Note to 10% per annum and issued warrants to purchase shares of common stock to MGHIF equal to 20% of the principal balance of the A&R MGHIF Note, plus interest accrued thereon, as of June 28, 2017.

·	In September 2016, the Company entered into a Sales Agreement (the "Sales Agreement") with Cowen and Company LLC ("Cowen") pursuant to which the Company may offer and sell from time to time, up to an aggregate of $25 million of shares of its common stock through Cowen, as sales agent, with initial sales limited to an aggregate of $11.5 million. Pursuant to the Sales Agreement, Cowen may sell the shares of the Company's common stock by any method permitted by law deemed to be an "at the market" offering as defined in Rule 415 of the Securities Act of 1933, as amended (the "Securities Act"), including, without limitation, sales made by means of ordinary brokers' transactions on The Nasdaq Capital Market or otherwise at market prices prevailing at the time of sale, in block transactions, or as otherwise directed by the Company. The Company pays Cowen compensation equal to 3.0% of the gross proceeds from the sales of common stock pursuant to the terms of the Sales Agreement. As of September 30, 2017, the Company has sold an aggregate of approximately 308 thousand shares of its common stock under this at the market offering resulting in aggregate net proceeds to the Company of approximately $7.8 million, and gross proceeds of $8.4 million. As of September 30, 2017, remaining availability under the at the market offering is $3.1 million. The Company did not sell any shares of its common stock under this at the market offering during the three months ended September 30, 2017. During the nine months ended September 30, 2017, the Company has sold approximately 160 thousand shares of its common stock under this at the market offering resulting in aggregate net proceeds to the Company of approximately $3.4 million, and gross proceeds of $3.6 million.

·	In May and June 2016, the Company offered and sold units in a private offering to members of management and employees and to accredited investors, including MGHIF and jVen Capital, each unit consisting of either (i) one twenty-fifth of a share of common stock and a detachable stock purchase warrant to purchase an additional 0.03 shares of common stock, or (ii) one share of non-voting convertible preferred stock and a detachable stock purchase warrant to purchase an additional 0.03 shares of common stock, at a price of $1.14 per unit. The total net proceeds to the Company, after deducting offering commissions and expenses were $9.5 million. The Company used the proceeds for working capital and general corporate purposes. Pursuant to the private placement, the Company issued 269,765 shares of common stock, 2,309,428 shares of non-voting convertible preferred stock and stock purchase warrants to acquire an additional 271,606 shares of common stock. Holders of the non-voting convertible preferred stock subsequently converted all 2,309,428 shares of preferred stock into 92,377 shares of common stock. The stock purchase warrants issued as part of the units are exercisable at a price of $32.8125 per share beginning 90 days after closing for five years, expiring on May 18, 2021.

To meet its capital needs, the Company is considering multiple alternatives, including, but not limited to, strategic financings or other transactions, additional equity financings, debt financings and other funding transactions, licensing and/or partnering arrangements and business combination transactions. There can be no assurance that the Company will be able to complete any such transaction on acceptable terms or otherwise. The Company believes that current cash on hand will be sufficient to fund operations into the first quarter of 2018. This has led management to conclude that substantial doubt about the Company's ability to continue as a going concern exists.  In the event the Company is unable to successfully raise additional capital during or before the first quarter of 2018, the Company will not have sufficient cash flows and liquidity to finance its business operations as currently contemplated. Accordingly, in such circumstances the Company would be compelled to immediately reduce general and administrative expenses and delay research and development projects, including the purchase of scientific equipment and supplies, until it is able to obtain sufficient financing. If such sufficient financing is not received on a timely basis, the Company would then need to pursue a plan to license or sell its assets, seek to be acquired by another entity, cease operations and/or seek bankruptcy protection.

The accompanying consolidated financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. Since inception, the Company has incurred, and continues to incur, significant losses from operations. The Company has funded its operations primarily through external investor financing arrangements and has raised significant funds in 2016 and 2015, including:

On September 13, 2016, the Company entered into the Sales Agreement with Cowen pursuant to which the Company may offer and sell from time to time, up to an aggregate of $25 million of shares of its common stock through Cowen, as sales agent, with initial sales limited to an aggregate of $11.5 million. Pursuant to the Sales Agreement, Cowen may sell the shares of common stock by any method permitted by law deemed to be an "at the market" offering as defined in Rule 415 of the Securities Act, including, without limitation, sales made by means of ordinary brokers' transactions on The Nasdaq Capital Market or otherwise at market prices prevailing at the time of sale, in block transactions, or as otherwise directed by the Company. The Company pays Cowen compensation equal to 3.0% of the gross proceeds from the sales of common stock pursuant to the terms of the Sales Agreement. As of December 31, 2016, the Company has sold an aggregate of approximately 144 thousand shares of its common stock under this at the market offering resulting in aggregate net proceeds to the Company of approximately $4.4 million, and gross proceeds of $4.7 million. As of December 31, 2016, under the initial sales agreement, remaining availability under the at the market offering is $6.8 million. Subsequent to December 31, 2016, the Company has sold an aggregate of approximately 84 thousand shares of its common stock under this at the market offering resulting in aggregate net proceeds to the Company of approximately $2.1 million, and gross proceeds of $2.2 million. Under the initial sales agreement, remaining availability under the at the market offering is $4.6 million.

In May and June 2016, the Company offered and sold units in a private offering to members of management and employees and to accredited investors, including Merck GHI and jVen Capital, each unit consisting of either (i) one twenty-fifth of a  share of common stock and a detachable stock purchase warrant to purchase an additional 0.03 shares of common stock, or (ii) one share of non-voting convertible preferred stock and a detachable stock purchase warrant to purchase an additional 0.03 shares of common stock, at a price of $1.14 per unit. The total net proceeds to the Company, after deducting offering commissions and expenses was $9.5 million. Pursuant to the private placement, the Company issued 269,765 shares of common stock, 2,309,428 of non-voting convertible preferred stock and stock purchase warrants to acquire an additional 271,606 shares of common stock.

In July 2015, the Company raised $6.0 million by issuing 45,454 shares of common stock at $110.0 per share and a $1.0 million senior secured promissory note to Merck GHI. Under the Purchase Agreement, Merck GHI has the right to participate in future securities offerings made by the Company (see Note 5).

In May 2015, OpGen completed its IPO for total gross proceeds of $17.1 million (see Note 8).

To meet its capital needs, the Company is considering multiple alternatives, including, but not limited to, additional equity financings, debt financings and other funding transactions, licensing and/or partnering arrangements and business combination transactions. There can be no assurance that the Company will be able to complete any such transaction on acceptable terms or otherwise. The Company believes that current cash on hand will be sufficient to fund operations into the second quarter of 2017. This has led management to conclude that substantial doubt about the Company's ability to continue as a going concern exists. In the event the Company is unable to successfully raise additional capital during or before the second quarter of 2017, the Company will not have sufficient cash flows and liquidity to finance its business operations as currently contemplated. Accordingly, in such circumstances the Company would be compelled to immediately reduce general and administrative expenses and delay research and development projects, including the purchase of scientific equipment and supplies, until it is able to obtain sufficient financing. If such sufficient financing is not received timely, the Company would then need to pursue a plan to license or sell its assets, seek to be acquired by another entity, cease operations and/or seek bankruptcy protection. Furthermore, the $1.0 million senior secured promissory note matures in July 2017. If the Company is unable to repay the note, negotiate its conversion or extend its term, the assets of the Company may be seized, as the note is secured by a lien on all the Company's assets.